UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	1/31/2009

Item 1.	Schedule of Investments

Dryden Total Return Bond Fund, Inc.

Schedule of Investments

as of January 31, 2009 (Unaudited)

Moody’s Rating†		Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 102.7%
ASSET BACKED SECURITIES 3.6%
			ACE Securities Corp.,
			Ser. 2004-OP1, Class M1,
Aa2		$387	0.909%, 4/25/34(h)	$175,098
			Aegis Asset Backed Securities Trust,
			Ser. 2003-1, Class M1,
A3		476	1.964%, 5/25/33(h)	292,032
			Alfa Diversified Payment Rights Finance Co. SA (Luxembourg),
			Ser. 1A, Class A,
Ba1		437	3.596%, 3/15/11(f)(h)	283,725
			American Express Credit Account Master Trust,
			Ser. 2004-C, Class C,
Baa1		25	0.833%, 2/15/12(f)(h)	21,718
			Ameriquest Mortgage Securities, Inc.,
			Ser. 2001-2, Class M3,
Baa2		175	3.314%, 10/25/31(h)	114,106
			Amortizing Residential Collateral Trust,
			Ser. 2002-BC7, Class M2,
CCC	(e)	33	1.739%, 10/25/32(h)	2,674
			Ser. 2002-BC8, Class A3,
Aaa		881	1.389%, 11/25/32(h)	558,200
			Argent Securities, Inc.,
			Ser. 2003-W10, Class M2,
Baa3		527	2.039%, 1/25/34(h)	345,212
			Ser. 2003-W2, Class M4,
Baa1		600	6.096%, 9/25/33(h)	293,020
			Asset Backed Funding Certificates,
			Ser. 2004-OPT1, Class M1
Aa2		960	1.089%, 8/25/33(h)	473,205
			Asset Backed Securities Corp. Home Equity,
			Ser. 2003-HE3, Class M1
Aa1		852	1.578%, 6/15/33(h)	503,911
			BA Credit Card Trust,
			Ser. 2006-C5, Class C5,
Baa2		1,475	0.733%, 1/15/16(h)	490,744
			Bear Stearns Asset Backed Securities Trust,
			Ser. 2002-2 Class A2,
Aaa		316	1.589%, 10/25/32(h)	179,804
			Brazos Student Finance Corp.,
			Ser. 1998-A, Class A2,
Aaa		171	1.01%, 6/1/23(h)	162,380
			CDC Mortgage Capital Trust,
			Ser. 2002-HE3, Class M2,
Ca		88	3.764%, 3/25/33(h)	6,107
			Centex Home Equity,
			Ser. 2005-C, Class M1,
Aa1		1,000	0.819%, 6/25/35(h)	384,711
			Citibank Credit Card Issuance Trust,
			Ser. 2003-C4, Class C4,
Baa2		1,630	5.00%, 6/10/15	774,780
			Citicorp Residential Mortgage Securities, Inc.,
			Ser. 2006-2, Class A5,
Aaa		1,000	6.036%, 9/25/36(h)	419,898
			Countrywide Asset-Backed Certificates,
			Ser. 2004-12, Class MV3,
Aa3		650	1.049%, 3/25/35(h)	296,591
			CS First Boston Mortgage Securities Corp.,
			Ser. 2002-HE4, Class M2,
Baa3		44	2.639%, 8/25/32(h)	5,527
			Equity One ABS, Inc.,
			Ser. 2004-3, Class M1,
Aa2		520	5.70%, 7/25/34(h)	363,682
			FBR Securitization Trust,
			Ser. 2005-2, Class M1
Aa1		1,400	0.869%, 9/25/35(h)	795,937

			First Franklin Mortgage Loan Asset Backed Certificates,
			Ser. 2005-FF6, Class M2,
Aa2		640	0.829%, 5/25/36(h)	171,669
			Ser. 2005-FFH1, Class M2,
A2		520	0.909%, 6/25/36(h)	136,858
			Ford Credit Auto Owner Trust,
			Ser. 2006-B, Class C,
Baa1		545	5.68%, 6/15/12	415,212
			Fremont Home Loan Trust,
			Ser. 2003-B, Class M1,
Aa1		213	1.439%, 12/25/33(h)	124,036
			HFC Home Equity Home Loan Asset Backed Certificates,
			Ser. 2004-1, Class A
Aaa		970	0.709%, 9/20/33(h)	728,578
			Home Equity Asset Trust,
			Ser. 2003-5, Class M1,
Aa2		711	1.439%, 12/25/33(h)	433,043
			HSI Asset Securitization Corp. Trust,
			Ser. 2006-HE2, Class 2A1,
Aa2		110	0.439%, 12/25/36(h)	97,624
			IXIS Real Estate Capital Trust,
			Ser. 2006-HE2, Class A4,
Caa1		750	0.649%, 8/25/36(h)	202,191
			Long Beach Mortgage Loan Trust,
			Ser. 2004-4, Class 1A1,
Aaa		14	0.669%, 10/25/34(h)	6,025
			MBNA Master Credit Card Trust,
			Ser. 1999-J, Class C,
BBB	(e)	1,400	7.85%, 2/15/12(f)	1,211,248
			Morgan Stanley ABS Capital I,
			Ser. 2003-HE1, Class M1,
Aa2		542	1.589%, 5/25/33(h)	311,925
			New Century Home Equity Loan Trust,
			Ser. 2004-4, Class M1,
Aa1		1,600	0.899%, 2/25/35(h)	589,611
			Residential Asset Mortgage Products, Inc.,
			Ser. 2004-RS12, Class MII2,
Aa3		548	1.189%, 12/25/34(g)(h)	407,689
			Residential Asset Securities Corp.,
			Ser. 2004-KS1, Class AI5
Aaa		400	5.221%, 2/25/34(h)	200,386
			Ser. 2005-EMX4, Class A3
Aaa		890	0.729%, 11/25/35(h)	535,703
			Saxon Asset Securities Trust,
			Ser. 2002-2, Class M2,
Baa1		234	2.114%, 8/25/32(h)	32,231
			Ser. 2002-3, Class M1,
Aaa		288	1.514%, 12/25/32(h)	193,055
			Securitized Asset Backed Receivables LLC Trust,
			Ser. 2006-FR1, Class M1,
Ba2		900	0.789%, 11/25/35(h)	104,697
			Small Business Administration,
			Ser. 2000-P10B, Class 1,
NR		30	7.449%, 8/10/10	30,702
			Ser. 2001-P10B, Class 1,
NR		361	6.344%, 8/10/11	372,723
			Small Business Administration Participation Certificates,
			Ser. 2001-20A, Class 1,
NR		459	6.29%, 1/1/21	485,920
			Ser. 2003-20I, Class 1,
NR		184	5.13%, 9/1/23	192,212
			Structured Asset Investment Loan Trust,
			Ser. 2003-BC8, Class 3A3,
Aaa		647	1.289%, 8/25/33(h)	322,129
			Structured Asset Securities Corp.,
			Ser. 2002-HF2, Class M3,
B	(e)	346	3.389%, 7/25/32(g)(h)	151,667

			Total asset backed securities	14,400,196

BANK LOANS(g) 3.4%
Cable 0.2%
		Insight Midwest Holding LLC,
B1	844	2.20%, 10/6/13	687,987

Consumer 0.2%
		Huish Detergents, Inc.,
Ba3	985	2.48%, 4/26/14	827,400

Electric 0.9%
		NRG Energy, Inc.,
Ba1	1,010	2.66%, 2/1/13	931,099
Ba1	498	2.859%, 2/1/13	458,797
		Reliant Energy, Inc.,
Ba3	2,000	2.158%, 6/30/14	1,551,666
		Texas Competitive Electric Holdings Co. LLC,
Ba3	988	4.752%, 10/10/14	686,806

			3,628,368

Gaming 0.2%
		Las Vegas Sands LLC,
B2	1,234	2.16%, 5/23/14	598,873

Health Care & Pharmaceutical 1.2%
		HCA, Inc.,
Ba3	490	3.709%, 11/18/13	403,972
		Health Management Associates,
B1	559	3.209%, 2/28/14	395,437
		Inverness Medical Innovations,
B1	1,182	2.843%, 6/26/14	1,004,700
		PTS ACQ Corp.,
Ba3	1,675	3.709%, 4/10/14	1,050,748
		Royalty Pharma Finance Trust,
Baa3	1,000	6.569%, 5/15/15	916,667
		Sun Healthcare Group,
Ba2	193	3.459%, 4/12/14	157,379
Ba2	950	3.566%, 4/12/14	774,548

			4,703,451

Media & Entertainment 0.1%
		Idearc, Inc.,
B3	250	1.92%, 11/17/13	87,563
B3	982	3.415%, 11/17/14	332,072

			419,635

Paper 0.1%
		Domtar Corp.,
Baa3	612	1.796%, 3/5/14	511,457

Technology 0.5%
		First Data Corp.,
Ba3	988	3.141%, 9/24/14	622,569
		Flextronics International Ltd.,
Ba1	309	3.344%, 10/1/14	198,529

Ba1		1,074	3.681%, 10/1/14	690,879
			Sensata Technologies,
B1		982	2.934%, 4/27/13	499,166

				2,011,143

			Total bank loans	13,388,314

COLLATERALIZED MORTGAGE OBLIGATIONS 1.9%
			American Home Mortgage Investment Trust,
			Ser. 2004-4, Class 4A,
Aaa		309	4.39%, 2/25/45(h)	170,349
			Banc of America Funding Corp.,
			Ser 2005-D, Class A1,
AAA	(e)	429	4.153%, 5/25/35(h)	347,874
			Banc of America Mortgage Securities, Inc.,
			Ser. 2004-2, Class 5A1,
Aaa		34	6.50%, 10/25/31	32,155
			Bear Stearns Adjustable Rate Mortgage Trust,
			Ser.2002-11, Class 1A1,
Aaa		132	5.605%, 2/25/33(h)	112,244
			Bear Stearns Alt-A Trust,
			Ser. 2005-4, Class 23A1,
Ba1		624	5.366%, 5/25/35(h)	442,548
			Ser. 2005-4, Class 23A2,
Aa3		208	5.366%, 5/25/35(h)	150,560
			Countrywide Home Loan Mortgage Pass-Through Trust,
			Ser. 2005-HYB9, Class 3A2A,
Aaa		194	5.25%, 2/20/36(h)	114,948
			Countrywide Home Loan Trust,
			Ser. 2004-18CB, Class 3A1,
Aaa		490	5.25%, 9/25/19	443,932
			Fannie Mae,
			Ser. 2000-32, Class FM,
NR		7	0.784%, 10/18/30(h)	7,330
			Ser. 2001-29, Class Z,
NR		357	6.50%, 7/25/31	375,777
			FHLMC Structured Pass-Through Securities,
			Ser. T-61, Class 1A1,
NR		584	3.655%, 7/25/44(h)	518,281
			Ser. T-63, Class 1A1,
NR		56	3.456%, 2/25/45(h)	50,012
			Freddie Mac,
			Ser. 1628, Class LZ,
NR		208	6.50%, 12/15/23	214,209
			Ser. 1935, Class JZ,
NR		522	7.00%, 2/15/27	543,921
			Ser. 2241, Class PH,
NR		272	7.50%, 7/15/30	287,131
			Government National Mortgage Association,
			Ser. 2000-26, Class DF,
NR		3	0.759%, 9/20/30(h)	3,296
			Ser. 2000-30, Class FB,
NR		3	0.779%, 10/16/30(h)	2,797
			Indymac ARM Trust,
			Ser. 2001-H2, Class A1,
Aaa		4	4.446%, 1/25/32(h)	4,219
			MASTR Alternative Loans Trust,
			Ser. 2004-4, Class 4A1,
Aaa		424	5.00%, 4/25/19	391,360
			MASTR Asset Securitization Trust,
			Ser. 2003-7, Class 1A2,
AAA	(e)	485	5.50%, 9/25/33	457,650

			Prime Mortgage Trust,
			Ser. 2004-CL1, Class 1A2,
AAA	(e)	170	0.789%, 2/25/34(h)	148,029
			Ser. 2004-CL1, Class 2A2,
AAA	(e)	36	0.789%, 2/25/19(h)	34,235
			Regal Trust IV,
			Ser. 1999-1, Class A,
NR		714	4.269%, 9/29/31(f)(g)(h)	557,558
			Residential Funding Mortgage Securities I,
			Ser. 2003-S9, Class A1,
Aaa		82	6.50%, 3/25/32	79,276
			Structured Adjustable Rate Mortgage Loan Trust,
			Ser. 2004-1, Class 4A3,
Aaa		762	5.262%, 2/25/34(h)	529,985
			Structured Asset Mortgage Investments, Inc.,
			Ser. 2002-AR3, Class A1,
Aaa		98	0.99%, 9/19/32(h)	69,635
			Structured Asset Securities Corp.,
			Ser, 2002-14A, Class 2A1,
Aaa		9	5.395%, 7/25/32(h)	5,668
			Ser. 2002-1A, Class 4A,
Aaa		20	4.687%, 2/25/32(h)	17,320
			Thornburg Mortgage Securities Trust,
			Ser. 2006-6, Class A1,
Aaa		300	0.499%, 11/25/46(h)	250,218
			WaMu Mortgage Pass-Through Certificates,
			Ser. 2003-R1, Class A1,
Aaa		859	0.929%, 12/25/27(h)	711,769
			Ser. 2005-AR13, Class A1A1,
Aaa		135	0.679%, 10/25/45(h)	74,206
			Washington Mutual MSC Mortgage Pass-Through Certificates,
			Ser. 2003-AR1, Class 2A,
Aaa		7	5.813%, 2/25/33(h)	5,761
			Wells Fargo Mortgage Backed Securities Trust,
			Ser. 2006-AR2, Class 2A1,
AAA	(e)	710	4.95%, 3/25/36(h)	484,311

			Total collateralized mortgage obligations	7,638,564

COMMERCIAL MORTGAGE BACKED SECURITIES 9.2%
			Banc of America Commercial Mortgage, Inc.,
			Ser. 2005-1, Class ASB,
AAA	(e)	1,271	4.967%, 11/10/42(h)	1,123,808
			Bear Stearns Commercial Mortgage Securities,
			Ser. 2001-TOP4, Class E,
A3		650	6.47%, 11/15/33(f)(h)	409,782
			Ser. 2005-T18, Class AAB,
Aaa		600	4.823%, 2/13/42(h)	502,138
			Ser. 2005-T20, Class AAB,
Aaa		800	5.135%, 10/12/42(h)	688,990
			Citigroup Commercial Mortgage Trust,
			Ser. 2008-C7, Class A2A,
Aaa		1,390	6.034%, 12/10/49	1,184,802
			Citigroup/Deutsche Bank Commercial Mortgage Trust,
			Ser. 2007-CD4, Class A3,
Aaa		1,300	5.293%, 12/11/49	810,819
			Commercial Mortgage Acceptance Corp.,
			Ser. 1998-C2, Class F,
A-	(e)	4,300	5.44%, 9/15/30(f)(h)	3,339,528
			Commercial Mortgage Loan Trust,
			Ser. 2008-LS1 Class A2,
Aaa		1,500	6.02%, 12/10/49(h)	1,155,859
			CS First Boston Mortgage Securities Corp.,
			Ser. 2005-C5, Class A4
AAA	(e)	1,400	5.10%, 8/15/38(h)	1,162,464
			CW Capital Cobalt Ltd.,
			Ser. 2007-C3, Class A3,
AAA	(e)	1,783	5.82%, 5/15/46(h)	1,117,163
			Greenwich Capital Commercial Funding Corp.,
			Ser. 2003-C1, Class A4,

Aaa		3,300	4.111%, 7/5/35	2,954,434
			Ser. 2005-GG5, Class A5,
Aaa		1,400	5.224%, 4/10/37(h)	1,182,286
			Ser. 2007-GG9, Class A2,
Aaa		1,380	5.381%, 3/10/39	1,065,249
			GS Mortgage Securities Corp. II,
			Ser. 2006-GG6, Class AAB,
AAA	(e)	715	5.587%, 4/10/38(h)	571,444
			J.P. Morgan Chase Commercial Mortgage Securities,
			Ser. 2003-CB6, Class A2,
Aaa		1,500	5.255%, 7/12/37(h)	1,376,541
			Ser. 2003-ML1A, Class A2,
Aaa		1,740	4.767%, 3/12/39	1,585,418
			Ser. 2005-CB12, Class A3A1,
Aaa		730	4.824%, 9/12/37	649,879
			Ser. 2005-CB13, Class A4,
Aaa		1,880	5.280%, 1/12/43(h)	1,531,793
			Ser. 2005-LDP4, Class A4,
Aaa		870	4.918%, 10/15/42(h)	696,616
			Ser. 2005-LDP2, Class ASB,
Aaa		1,800	4.659%, 7/15/42	1,538,143
			LB-UBS Commercial Mortgage Trust,
			Ser. 2002-C2, Class C,
Aaa		600	5.696%, 7/15/35	574,649
			Ser. 2003-C8, Class A3,
Aaa		1,295	4.83%, 11/15/27	1,225,945
			Ser. 2004-C8, Class A6,
Aaa		1,100	4.799%, 12/15/29(h)	936,710
			Merrill Lynch Mortgage Trust,
			Ser. 2004-KEY2, Class A3,
Aaa		1,500	4.615%, 8/12/39	1,302,752
			Merrill Lynch/Countrywide Commercial Mortgage Trust,
			Ser. 2006-2, Class A4,
Aaa		385	5.909%, 6/12/46(h)	284,858
			Ser. 2007-9, Class A2,
AAA	(e)	940	5.59%, 9/12/49	703,049
			Morgan Stanley Capital I,
			Ser. 2005-IQ9, Class A4,
AAA	(e)	1,410	4.66%, 7/15/56	1,223,007
			Wachovia Bank Commercial Mortgage Trust,
			Ser. 2003-C3, Class A2,
AAA	(e)	3,930	4.867%, 2/15/35	3,600,968
			Ser. 2003-C9, Class A3,
AAA	(e)	1,147	4.608%, 12/15/35	1,085,124
			Ser. 2007-C34, Class A2
Aaa		1,400	5.569%, 5/15/46	1,049,390

			Total commercial mortgage backed securities	36,633,608

CORPORATE BONDS 30.9%
Airlines 1.0%
			American Airline, Inc.,
			Pass-Thru Certs., Ser. 01-1,
B1		1,150	6.817%, 5/23/11	862,500
			Continental Airlines, Inc., Pass-Thru Certs.,
			Ser. 00-2,
Baa2		1,800	7.487%, 10/2/10(g)	1,656,000
			Ser. 01-1,
Baa2		6	6.703%, 6/15/21(g)	4,451
Ba1		459	7.373%, 12/15/15	316,889

		Ser. A,
Baa1	500	5.983%, 4/19/22	382,500
		Delta Air Lines, Inc.,
		Pass-Thru Certs.,
Baa1	654	6.821%, 8/10/22	454,846
		United Airlines, Inc., Pass-Thru Certs.,
		Ser. 2007-1,
Ba1	419	6.636%, 7/2/22	291,180
		Ser. A-4,
NR	122	9.21%, 1/21/17	36,621

			4,004,987

Banking 4.0%
		Banco BMG SA (Brazil),
		Sr. Unsec.’d. Notes,
Ba2	1,183	8.75%, 7/1/10(f)	1,070,917
		Bank of America Corp.,
		Jr. Sub. Notes,
Baa1	1,500	8.00%, 12/29/49(b)(h)	794,475
		Sr. Unsec.’d. Notes,
A1	430	5.65%, 5/1/18(b)	389,439
		Bank of America NA,
		Sub. Notes,
Aa3	250	5.30%, 3/15/17	219,460
		Bear Stearns Co., Inc.,
		Sub. Unsec’d. Notes,
Aa3	600	7.25%, 2/1/18	638,671
		Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan),
		Jr. Sub. Notes,
A2	650	5.506%, 12/29/49(f)(h)	370,631
		Citigroup, Inc.,
		Jr. Sub. Notes,
Baa3	1,950	8.40%, 4/29/49(b)(h)	712,199
		Countrywide Financial Corp.,
		Gtd. Notes, MTN,
A1	1,715	5.80%, 6/7/12(b)	1,685,861
		Credit Suisse (Switzerland),
		Sub. Notes,
Aa2	270	6.00%, 2/15/18	247,357
		Depfa ACS Bank (Ireland),
Aa1	1,395	5.125%, 3/16/37(b)(f)	901,824
		Goldman Sachs Group, Inc. (The),
		Sr. Notes,
A1	850	7.50%, 2/15/19	843,625
		Sub. Notes,
A2	185	6.75%, 10/1/37	140,626
		HSBC Holdings PLC (United Kingdom),
		Sub. Notes,
Aa3	595	6.50%, 5/2/36 - 9/15/37	542,757
Aa3	685	6.80%, 6/1/38	649,242
		HSBK Europe BV (Netherlands),
		Gtd. Notes,
Baa3	985	7.25%, 5/3/17(f)	551,600
		ICICI Bank Ltd. (India),
		Jr. Sub. Notes,
Baa2	900	7.25%, 12/31/49(f)(h)	443,807
		ICICI Bank Ltd. (Singapore),
		Notes,
Baa2	600	5.75%, 11/16/10(f)	554,396
		JPMorgan Chase & Co.,
		Jr. Sub. Notes,
A2	835	7.90%, 4/29/49(b)(h)	634,642
		Krung Thai Bank PCL (Thailand),
		Sub. Notes,
Baa3	700	7.378%, 10/29/49(h)	327,044
		Lloyds Banking Group PLC (United Kingdom),
		Jr. Sub. Notes,
A1	100	5.92%, 12/31/49(f)	19,993
		Merrill Lynch & Co., Inc.,
		Notes, MTN,
A1	750	6.875%, 4/25/18(b)	722,037

			Sub Notes,
A2		510	6.11%, 1/29/37	393,268
			Morgan Stanley,
			Sr. Unsec’d. Notes, EMTN,
A2		1,635	5.45%, 1/9/17	1,385,869
			Northern Rock PLC (United Kingdom),
			Sub Notes,
B3		400	6.594%, 6/29/49(f)(h)	92,000
			Resona bank Ltd. (Japan),
			Notes,
A2		900	5.85%, 9/29/49(f)(h)	481,475
			Sumitomo Mitsui Banking Corp. (Japan),
			Sub. Notes,
Aa3		1,600	5.625%, 7/29/49(b)(f)(h)	1,188,375

				16,001,590

Brokerage
			Lehman Brothers Holdings, Inc.,
			Jr. Sub. Notes,
NR		785	6.50%, 7/19/17(k)	79
			Sr. Unsec’d. Notes, MTN,
NR		745	6.875%, 5/2/18(k)	104,300

				104,379

Building Materials & Construction 0.2%
			American Standard, Inc.,
			Gtd. Notes,
BBB+	(e)	855	7.625%, 2/15/10	865,574

Cable 0.2%
			Comcast Cable Communications Holdings, Inc.,
			Gtd. Notes,
Baa2		475	9.455%, 11/15/22	536,762
			Time Warner Cable, Inc.,
			Gtd. Notes,
Baa2		250	8.25%, 2/14/14	265,626

				802,388

Capital Goods 0.5%
			Erac USA Finance Co.,
			Notes,
BBB	(e)	270	6.20%, 11/1/16(f)(g)	174,619
			FedEx Corp.,
			Gtd. Notes,
Baa2		625	7.25%, 2/15/11	637,338
			Rockwell Automation, Inc.,
			Sr. Unsec’d. Notes,
A2		1,500	5.20%, 1/15/98(a)	1,159,875

				1,971,832

Chemicals 0.9%
			Huntsman LLC,
			Sec’d Notes,
Ba1		550	11.625%, 10/15/10	528,000
			Lubrizol Corp.,
			Gtd. Notes,
Baa2		1,100	4.625%, 10/1/09	1,099,259
			Potash Corp. of Saskatchewan (Canada),
			Sr. Unsec.’d. Notes,
Baa1		1,555	5.875%, 12/1/36	1,249,466
			Union Carbide Corp.,
			Sr. Unsec’d Notes,
Ba2		850	7.50%, 6/1/25	635,168

				3,511,893

Consumer
		Realogy Corp.,
		Gtd. Notes, PIK,
Ca	1,059	11.00%, 4/15/14	137,638

Electric 1.8%
		CenterPoint Energy Houston Electric LLC,
		Gen. Ref. Mortgage Bonds, Ser. J2,
Baa2	750	5.70%, 3/15/13	741,527
		Consumers Energy Co.,
		First Mortgage Bonds, Ser. D,
Baa1	250	5.375%, 4/15/13	250,565
		Duke Energy Corp.,
		Sr. Unsec’d. Notes,
Baa2	1,250	6.30%, 2/1/14	1,282,070
		El Paso Electric Co.,
		Sr. Unsec’d. Notes,
Baa2	750	6.00%, 5/15/35	471,631
		Empresa Nacional de Electricidad SA (Chile),
		Unsub. Notes,
Baa3	185	8.35%, 8/1/13	195,194
		Energy East Corp.,
		Sr. Unsec’d Notes,
Baa2	515	6.75%, 6/15/12 - 9/15/33	507,312
		Enersis SA (Chile),
		Sr. Unsec’d. Notes,
Baa3	1,000	7.375%, 1/15/14	1,021,158
		Exelon Corp.,
		Sr. Unsec’d Notes,
Baa1	125	4.90%, 6/15/15	105,432
		Exelon Generation Co. LLC,
		Sr. Unsec’d. Notes,
A3	750	6.20%, 10/1/17	707,085
		Korea East-West Power Co. Ltd. (South Korea),
		Sr. Unsub. Notes,
A1	400	4.875%, 4/21/11(f)	377,706
		NiSource Finance Corp.,
		Gtd. Notes,
Baa3	355	5.45%, 9/15/20	212,948
		Northern States Power Co.,
		First Mortgage Bonds, Ser. B,
A2	400	8.00%, 8/28/12	450,392
		Orion Power Holdings, Inc.,
		Sr. Unsec’d. Notes,
Ba3	503	12.00%, 5/1/10	513,060
		Sierra Pacific Power Co.,
		Gen. Ref. Mortgage Bonds, Ser. P,
Baa3	175	6.75%, 7/1/37	158,174

			6,994,254

Energy - Integrated 0.6%
		ConocopPillips,
		Notes,
A1	900	4.75%, 2/1/14	907,550
		Hess Corp.,
		Sr. Unsec’d. Notes,
Baa2	400	8.125%, 2/15/19	408,670
		Shell International Finance BV (Netherlands),
		Gtd. Notes,
Aa1	250	6.375%, 12/15/38	261,213
		TNK-BP Finance SA (Luxembourg),
		Gtd. Notes,
Baa2	1,500	6.625%, 3/20/17(f)	870,000

			2,447,433

Energy - Other 1.0%
		EnCana Corp. (Canada),
		Sr. Unsec’d. Notes,
Baa2	940	5.90%, 12/1/17	811,044
		GS Caltex Corp. (South Korea),
		Sr. Unsec’d. Notes,
Baa1	775	7.75%, 7/25/11(f)	747,238
		Marathon Oil Canada Corp., (Canada),
		Sr. Sec’d. Notes,
Baa1	470	8.375%, 5/1/12	479,934
		Newfield Exploration Co.,
		Sr. Sub. Notes,
Ba3	250	6.625%, 4/15/16	221,250

			Nexen, Inc. (Canada),
			Sr. Unsec’d. Notes,
Baa2		835	6.40%, 5/15/37	615,094
			Pioneer Natural Resources Co.,
			Sr. Unsec’d Notes,
Ba1		700	6.875%, 5/1/18	548,766
			Transocean, Inc. (Switzerland),
			Sr. Unsec’d. Notes,
Baa2		500	6.80%, 3/15/38	454,499
			Weatherford International, Inc.,
			Gtd. Notes,
Baa1		360	6.35%, 6/15/17	300,063

				4,177,888

Foods 1.5%
			General Mills, Inc.
			Sr. Unsec’d Notes,
Baa1		730	5.20%, 3/17/15	728,543
Baa1		400	5.65%, 2/15/19	407,986
			Kraft Foods, Inc.,
			Sr. Unsec’d. Notes,
Baa2		120	5.625%, 11/1/11	125,929
Baa2		1,155	6.125%, 2/1/18	1,177,766
			McDonald’s Corp.,
			Notes, MTN,
A3		200	5.70%, 2/1/39	206,429
			National Beef Packing Co. LLC,
			Sr. Unsec’d. Notes,
Caa1		700	10.50%, 8/1/11	539,000
			Tyson Foods, Inc.,
			Gtd. Notes,
Ba3		2,425	7.85%, 4/1/16	1,992,857
			Sr. Unsec’d. Notes,
B2		400	8.25%, 10/1/11	370,304
			Yum! Brands, Inc.,
			Sr. Unsec’d Notes,
Baa3		420	8.875%, 4/15/11	442,773

				5,991,587

Foreign Government 1.5%
			China Development Bank Corp. (China),
			Unsec’d. Notes,
A1		100	5.00%, 10/15/15	101,058
			Citigroup Global Markets Deutschland AG for OAO Gazprom (Germany),
			Sec’d. Notes,
A3		420	10.50%, 10/21/09	433,437
			Credit Suisse First Boston International for CJSC The EXIM of Ukraine (United Kingdom),
			Sec’d. Notes,
Ba3		400	6.80%, 10/4/12	139,520
			Dresdner Kleinwort Wasserstein for CJSC The EXIM of Ukraine (Germany),
			Sec’d. Notes,
Ba3		400	7.75%, 9/23/09	287,000
			EDF (France),
			Notes,
Aa3		140	6.50%, 1/26/19(f)	145,260
			Export-Import Bank of China, (China),
			Unsec’d Notes,
A1		100	4.875%, 7/21/15(f)	99,795
			Gazprom International SA (Luxembourg),
			Gtd. Notes,
BBB+	(e)	483	7.201%, 2/1/20(f)	397,272
			National Power Corp. (Philippines),
			Gtd. Notes,
BB-	(e)	1,390	6.403%, 8/23/11(f)(h)	1,278,800
			Pemex Project Funding Master Trust,
			Gtd. Notes,
Baa1		780	2.894%, 10/15/09(f)(h)	778,050
Baa1		100	6.625%, 6/15/35	79,361
Baa1		220	9.125%, 10/13/10	233,200
			Petroleum Export Ltd. (Cayman Islands),
			Sr. Sec’d. Notes,
Baa1		60	5.265%, 6/15/11(f)	50,860

		Petronas Capital Ltd. (Malaysia),
		Gtd. Notes,
A1	1,530	7.00%, 5/22/12(f)	1,621,684
		Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar),
		Bonds, (original cost $250,000; purchased 8/4/05)
Aa2	250	5.298%, 9/30/20(f)(i)	182,948

			5,828,245

Gaming 0.1%
		MGM Mirage, Inc.,
		Gtd. Notes,
Ba3	750	6.875%, 4/1/16	420,000

Health Care & Pharmaceutical 2.5%
		Alliance Imaging, Inc.,
		Sr. Sub. Notes,
B3	400	7.25%, 12/15/12	370,000
		AmerisourceBergen Corp.,
		Gtd. Notes,
Baa3	2,600	5.875%, 9/15/15	2,371,597
		Amgen, Inc.,
		Sr. Notes,
A3	200	5.70%, 2/1/19	207,862
		Sr. Unsec’d. Notes,
A3	500	6.40%, 2/1/39	518,379
		Cardinal Health, Inc.,
		Sr. Unsec’d. Notes,
Baa2	105	5.80%, 10/15/16	95,449
		GlaxoSmithKline Capital, Inc.,
		Gtd. Notes,
A1	1,500	5.65%, 5/15/18(a)	1,607,232
		HCA, Inc.,
		Sr. Unsec’d. Notes, MTN,
Caa1	1,200	8.70%, 2/10/10	1,167,502
		Hospira, Inc.,
		Sr. Unsec’d. Notes,
Baa3	1,400	5.55%, 3/30/12	1,348,914
		Schering-Plough Corp.,
		Sr. Unsec’d. Notes,
Baa1	1,185	5.55%, 12/1/13	1,225,262
		Wyeth,
		Sr. Unsec’d. Notes,
A3	730	5.50%, 2/15/16(b)	762,626
A3	185	6.45%, 2/1/24	201,342

			9,876,165

Health Care Insurance 1.0%
		Aetna, Inc.,
		Sr. Unsec’d. Notes,
A3	725	6.75%, 12/15/37	647,378
		Cigna Corp.,
		Sr. Unsec’d. Notes,
Baa2	965	5.375%, 3/15/17(b)	805,792
		Coventry Health Care, Inc.,
		Sr. Unsec’d. Notes,
Ba1	2,100	6.125%, 1/15/15	1,427,510
		Health Net, Inc.,
		Sr. Unsec’d. Notes,
Ba3	585	6.375%, 6/1/17	343,688
		United Health Group, Inc.,
		Sr. Unsec’d. Notes,
Baa1	1,000	6.00%, 6/15/17	908,509

			4,132,877

Insurance 1.3%
		Ace INA Holdings, Inc.,
		Gtd. Notes,
A3	300	5.70%, 2/15/17	281,015
		Allied World Assurance Co. Holdings Ltd., (Bermuda),
		Sr. Unsec’d. Notes,
Baa1	500	7.50%, 8/1/16	365,592

		American International Group, Inc.,
		Jr. Sub. Notes,
Baa1	1,000	8.175%, 5/15/58(b)(f)(h)	371,189
		Sr. Unsec’d. Notes,
A3	625	4.25%, 5/15/13	492,953
A3	200	5.05%, 10/1/15	145,046
		Sr. Unsec’d. Notes, MTN,
A3	1,300	5.85%, 1/16/18	926,544
		Axis Capital Holdings Ltd. (Bermuda),
		Sr. Unsec’d Notes,
Baa1	2,350	5.75%, 12/1/14	1,761,418
		Travelers Cos., Inc. (The),
		Sr. Unsec.’d Notes, MTN,
A2	820	6.25%, 6/15/37	760,645
		XL Capital Ltd. (Cayman Islands),
		Jr. Sub. Notes, Ser. E,
Ba1	260	6.50%, 12/31/49(h)	37,050
		Sr. Unsec’d. Notes,
Baa2	25	5.25%, 9/15/14	15,836

			5,157,288

Lodging 0.3%
		Felcor Lodging LP,
		Sr. Sec’d. Notes,
Ba3	500	4.443%, 12/1/11(h)	320,000
		Royal Caribbean Cruises Ltd. (Liberia),
		Sr. Unsec’d. Notes,
Ba2	440	8.00%, 5/15/10	352,000
		Starwood Hotels & Resorts Worldwide, Inc.,
		Sr. Unsec’d. Notes,
Baa3	380	6.25%, 2/15/13	307,800

			979,800

Media & Entertainment 0.7%
		British Sky Broadcasting Group PLC, (United Kingdom),
		Gtd. Notes,
Baa2	90	6.10%, 2/15/18(f)	76,095
		News America, Inc.,
		Gtd. Notes,
Baa1	500	5.30%, 12/15/14	485,066
Baa1	550	7.625%, 11/30/28	512,669
		Viacom, Inc.,
		Sr. Unsec’d. Notes,
Baa3	700	5.75%, 4/30/11	669,509
Baa3	400	6.75%, 10/5/37	292,894
Baa3	290	6.875%, 4/30/36	213,421
		Vivendi (France),
		Notes,
Baa2	750	5.75%, 4/4/13(f)	686,584

			2,936,238

Metals 0.5%
		Freeport-McMoRan Copper & Gold, Inc.,
		Sr. Unsec’d. Notes,
Ba2	795	8.375%, 4/1/17	659,850
		United States Steel Corp.,
		Sr. Unsec’d. Notes,
Baa3	700	7.00%, 2/1/18	501,782
		Xstrata Finance Canada Ltd. (Canada),
		Gtd. Notes,
Baa2	900	5.50%, 11/16/11(f)	776,081

			1,937,713

Non Captive Finance 2.4%
		Bosphorus Financial Service Ltd. (Cayman Islands),
		Sr. Sec’d. Notes, MTN,

Baa2			808	3.949%, 2/15/12(g)(h)	690,406
				Calabash Re Ltd. (Cayman Islands),
				Notes, Ser. A1,
BB	(e)		600	10.396%, 1/8/10(f)(g)(h)	582,000
				Capital One Financial Corp.,
				Sub. Notes,
Baa1			150	6.15%, 9/1/16	107,390
				CIT Group, Inc.,
				Sr. Unsec’d. Notes, MTN,
Baa2			750	5.65%, 2/13/17	488,970
				Sub. Notes,
Baa3			1,153	12.00%, 12/18/18(f)	842,602
				General Electric Capital Australia Funding Pty. Ltd. (Australia),
				Gtd. Notes, MTN,
Aaa		AUD	1,090	6.00%, 4/15/15	548,507
				General Electric Capital Corp.,
				Sr. Unsec’d. Notes, MTN,
Aaa			700	1.189%, 10/26/09(h)	690,364
				Sr. Unsec’d. Notes, Ser. A, MTN,
Aaa			2,300	1.473%, 10/6/10(h)	2,222,699
				HSBC Finance Capital Trust IX,
				Gtd. Notes,
A1			900	5.911%, 11/30/35(h)	348,480
				Nelnet, Inc.,
				Sub. Notes,
Ba2			1,750	7.40%, 9/29/36(h)	537,703
				Preferred Term Securities X Ltd. (Cayman Islands),
				Sr. Notes,
Aa1			920	2.186%, 7/3/33(f)(h)	416,111
				SLM Corp.,
				Sr. Unsec’d. Notes, MTN,
Baa2			2,280	8.45%, 6/15/18(b)	1,939,687

					9,414,919

Non-Corporate 1.4%
				Brazilian Government International Bonds (Brazil),
				Unsub. Notes,
Ba1			1,500	9.25%, 10/22/10	1,653,750
				Jamaica Government Bond (Jamaica),
				Sr. Unsub. Notes,
B1		EUR	255	11.00%, 7/27/12	280,790
				Mexico Government International Bond (Mexico),
				Sr. Unsec’d. Notes,
Baa1			582	7.50%, 1/14/12	638,745
				Sr. Unsec’d. Notes, MTN,
Baa1			1,000	8.00%, 9/24/22	1,105,000
				Panama Government International Bond (Panama),
				Unsub. Notes,
Ba1			310	9.375%, 7/23/12	347,200
				Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands),
				Sr. Sec’d. Notes,
Ba1			475	6.509%, 5/31/18(f)(j)	261,025
				Russian Government International Bond (Russia),
				Unsub. Notes,
Baa1			430	8.25%, 3/31/10(f)	439,981
				South Africa Government International Bond (South Africa),
				Sr. Unsec’d. Notes,
Baa1			600	7.375%, 4/25/12	615,000
				Uruguay Government International Bond (Uruguay),
				Unsub. Notes,
Ba3			160	7.25%, 2/15/11	160,000

					5,501,491

Paper 0.8%
				Graphic Packaging International, Inc.,
				Gtd. Notes,
B3			780	8.50%, 8/15/11	686,400

		International Paper Co.,
		Sr. Unsec’d. Notes,
Baa3	725	4.00%, 4/1/10	689,445
Baa3	2,000	7.40%, 6/15/14	1,681,952
		Norampac Industries, Inc. (Canada),
		Gtd. Notes,
Ba3	485	6.75%, 6/1/13	213,400

			3,271,197

Pipelines & Other 0.5%
		Atmos Energy Corp.,
		Sr. Unsec’d. Notes,
Baa3	1,290	4.00%, 10/15/09	1,275,526
		Energy Transfer Partners LP,
		Sr. Unsec’d. Notes,
Baa3	755	7.50%, 7/1/38	638,524

			1,914,050

Railroads 0.4%
		Burlington Northern Santa Fe Corp.,
		Sr. Unsec’d. Notes,
Baa1	850	6.15%, 5/1/37	763,372
		CSX Corp.,
		Sr. Unsec’d. Notes,
Baa3	800	5.75%, 3/15/13	769,947

			1,533,319

Real Estate Investment Trusts 0.6%
		Equity One, Inc.,
		Gtd., Notes,
Baa3	500	3.875%, 4/15/09	493,000
		Post Apartment Homes LP,
		Sr. Unsec’d. Notes,
Baa3	665	5.45%, 6/1/12	541,083
		Realty Income Corp.,
		Sr. Unsec’d. Notes,
Baa1	600	6.75%, 8/15/19	405,991
		Simon Property Group LP,
		Sr. Unsec’d. Notes,
A3	1,250	5.30%, 5/30/13	1,032,695

			2,472,769

Retailers 0.7%
		CVS Caremark Corp.,
		Sr. Unsec’d Notes,
Baa2	1,310	6.25%, 6/1/27	1,231,092
		Neiman Marcus Group, Inc. (The),
		Gtd. Notes, PIK,
B3	500	9.00%, 10/15/15	222,500
		Target Corp.,
		Sr. Unsec’d. Notes,
A2	300	6.50%, 10/15/37	277,001
A2	725	7.00%, 1/15/38	692,208
		Wal-Mart Stores, Inc.,
		Sr, Unsec’d. Notes,
Aa2	220	6.50%, 8/15/37	248,722

			2,671,523

Technology 1.2%
		Affiliated Computer Services, Inc.,
		Sr. Unsec’d Notes,
Ba2	1,200	4.70%, 6/1/10	1,134,000
		First Data Corp.,
		Gtd. Notes,
B3	950	9.875%, 9/24/15	532,000
		Fiserv, Inc.,
		Gtd. Notes,
Baa2	500	6.125%, 11/20/12	478,001

			International Business Machines Corp.,
			Sr. Unsec’d. Notes,
A1		1,540	8.00%, 10/15/38	1,931,372
			Jabil Circuit, Inc.,
			Sr. Unsec’d. Notes,
Ba1		300	5.875%, 7/15/10	277,500
			Motorola, Inc.,
			Sr. Unsec’d. Notes,
Baa2		31	8.00%, 11/1/11	26,708
			Oracle Corp.,
			Sr. Unsec’d. Notes,
A2		450	5.75%, 4/15/18	468,206

				4,847,787

Telecommunications 2.5%
			AT&T, Inc.,
			Notes,
A2		650	5.80%, 2/15/19	650,280
			Embarq Corp.,
			Sr. Unsec’d. Notes,
Baa3		4,350	7.082%, 6/1/16	3,871,500
			New Cingular Wireless Services, Inc.,
			Sr. Unsec’d. Notes,
A2		505	8.125%, 5/1/12	550,335
A2		1,430	8.75%, 3/1/31(b)	1,685,927
			Quest Capital Funding, Inc.,
			Gtd. Notes,
B1		400	7.25%, 2/15/11	370,000
			Qwest Corp.,
			Sr. Unsec’d. Notes,
Ba1		500	7.625%, 6/15/15	452,500
Ba1		250	7.875%, 9/1/11	247,500
			Telecom Italia Capital SA (Luxembourg),
			Gtd. Notes,
Baa2		540	4.875%, 10/1/10	516,985
			Verizon Communications, Inc.,
			Sr. Unsec’d. Notes,
A3		400	8.95%, 3/1/39	492,692
			Verizon Wireless Capital LLC,
			Sr. Unsec’d. Notes,
A2		1,080	5.55%, 2/1/14(f)	1,073,056
A2		60	7.375%, 11/15/13(f)	64,896

				9,975,671

Tobacco 0.8%
			Altria Group, Inc.,
			Gtd. Notes,
Baa1		1,500	9.95%, 11/10/38	1,605,401
			Reynolds American, Inc.,
			Sr. Sec’d. Notes,
Baa3		1,200	6.50%, 7/15/10	1,190,268
Baa3		650	6.75%, 6/15/17	568,335

				3,364,004

			Total corporate bonds	123,246,499

FOREIGN GOVERNMENT OBLIGATIONS 0.5%
			Hungary Government Bond (Hungary),
			Bond, Ser. 15/A,
A3	HUF	226,630	8.00%, 2/12/15	893,126
			Poland Government Bond (Poland),
			Bond, Ser. 1015,
A2	PLN	3,110	6.25%, 10/24/15	932,997

			Total foreign government obligations	1,826,123

MORTGAGE BACKED SECURITIES 46.4%
			Federal Home Loan Mortgage Corp.,
		920	4.50%, 2/1/19 - 7/1/19	936,035
		3,788	5.00%, 11/1/18 - 5/1/34	3,881,477
		22,500	5.00%, TBA 30 YR	22,781,250
		5,453	5.50%, 10/1/33 - 5/1/37	5,598,879
		11,000	5.50%, TBA 30 YR	11,254,375
		870	5.222%, 12/1/35(h)	892,103
		6	5.376%, 7/1/30(h)	5,841
		3,818	6.00%, 2/1/16 - 12/1/36	3,957,824
		722	6.50%, 3/1/16 - 11/1/33	756,623
		322	7.00%, 9/1/32	341,188
		39	8.50%, 8/1/24 - 12/1/25	42,371
			Federal National Mortgage Association,
		119	3.453%, 9/1/40(h)	117,344
		2,826	4.00%, 5/1/19 - 3/1/20	2,850,242
		85	4.345%, 5/1/36(h)	85,175
		8,986	4.50%, 6/1/18 - 9/1/35	9,107,204
		38	4.555%, 1/1/28(h)	37,582
		27	4.964%, 9/1/31(h)	27,061
		14,914	5.00%, 9/1/17 - 5/1/38	15,277,863
		6,000	5.00%, TBA 30 YR	6,082,500
		40,845	5.50%, 3/1/16 - 10/1/35	41,969,262
		809	5.897%, 6/1/37(h)	841,648
		4,339	5.958%, 7/1/37(h)	4,505,217
		14,765	6.00%, 5/1/16 - 8/1/38	15,270,903
		15,500	6.00%, TBA 30 YR	15,974,687
		3,086	6.50%, 12/1/17 - 11/1/33	3,236,739
		197	7.00%, 3/1/32 - 6/1/32	208,914
			Government National Mortgage Association,
		18	5.125%, 11/20/29(h)	18,509
		108	5.375%, 5/20/30(h)	109,456
		4,142	5.50%, 8/15/33 - 1/20/39	4,247,004
		3,000	5.50%, TBA 30 YR	3,066,585
		441	6.00%, 1/15/33 - 12/15/33	454,974
		3,000	6.00%, TBA 30 YR	3,086,250
		1,706	6.50%, 9/15/32 - 11/15/33	1,777,121
		6,000	6.50%, TBA 30 YR	6,219,372
		1	8.00%, 8/20/31	1,151
		2	8.50%, 6/15/30	1,982

			Total mortgage backed securities	185,022,711

MUNICIPAL BONDS 0.7%
California 0.4%
			Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., Ser. 2003-A-1,
			(Prefunded dates 6/1/08 - 6/1/13)
Aaa		1,025	6.25%, 6/1/33(l)	1,134,337
			(Prefunded date 6/1/13)
AAA	(e)	300	6.75%, 6/1/39(l)	357,930

				1,492,267

Georgia 0.1%
			Georgia St Rd. & Twy. Auth. Rev.,
Aaa		400	5.00%, 3/1/21	414,196

Pennsylvania 0.2%
		Adams Cnty. Penn., F.G.I.C., G.O.,
A1	1,000	4.75%, 11/15/28	927,220

		Total municipal bonds	2,833,683

STRUCTURED NOTES 1.0%
		Dow Jones CDX High Yield, Pass-Thru Certs.,
		Ser. 5-T3,
Caa2	1,625	8.25%, 12/29/10(f)	1,559,998
		Ser. 6-T1,
B3	2,571	8.625%, 6/29/11(f)	2,486,958

		Total structured notes	4,046,956

U.S. GOVERNMENT AGENCY SECURITIES 0.9%
		Federal Home Loan Mortgage Corp.,
	1,690	2.50%, 1/7/14(b)	1,687,083
		Federal National Mortgage Association,
	1,995	2.875%, 12/11/13	2,029,266

		Total U.S. government agency securities	3,716,349

U.S. GOVERNMENT TREASURY SECURITIES 4.2%
		United States Treasury Bonds,
	755	4.375%, 2/15/38	878,414
	725	4.50%, 5/15/38	841,906
		United States Treasury Inflation Indexed Bonds,
	972	1.375%, 7/15/18(b)	935,103
	2,235	1.875%, 7/15/13	2,224,559
	2	2.00%, 1/15/14(b)	1,768
		United States Treasury Notes,
	50	1.50%, 12/31/13	49,270
	4,410	1.75%, 1/31/14	4,384,510
	125	3.75%, 11/15/18(b)	134,610
		United States Treasury Strip Principal,
	6,655	3.98%, 5/15/20(j)	4,267,525
	2,285	5.08%, 11/15/20(j)	1,421,343
	3,560	6.20%, 8/15/29(j)	1,552,890

		Total U.S. government treasury securities	16,691,898

		Total long-term investments (cost $456,394,308)	409,444,901

	Shares
SHORT-TERM INVESTMENTS 19.3%
AFFILIATED MUTUAL FUNDS
	2,805,299	Dryden Core Investment Fund - Short Term Bond Series (cost $27,868,953)(d)	20,759,213

56,276,412	Dryden Core Investment Fund - Taxable Money Market Series (cost $56,276,412; included $14,758,951 of cash collateral received for securities on loan)(c)(d)	56,276,412

	Total affiliated mutual funds (cost $84,145,365)	77,035,625

	Total Investments, Before Securities Sold Short 122.0% (cost $540,539,673)(n)	486,480,526

Principal Amount (000)#
SECURITIES SOLD SHORT (8.4%)
MORTGAGE BACKED SECURITIES
	Federal Home Loan Mortgage Corp.,
15,000	5.00%, TBA 30 YR	(15,229,680)
	Federal National Mortgage Association,
6,000	5.00%, TBA 30 YR	(6,099,372)
12,000	5.50%, TBA 30 YR	(12,281,256)

	Total Securities Sold Short (proceeds $33,739,336)	(33,610,308)

	Total Investments, Net of Securities Sold Short 113.6% (cost $506,800,337)(m)	452,870,218

	Liabilities in excess of other assets(o) (13.6%)	(54,005,301)

	Net Assets 100.0%	$398,864,917

The following abbreviations are used in portfolio descriptions:

AUD— Australian Dollar

EMTN—Euro Medium Term Note

EUR—Euro

F.G.I.C.—Financial Guaranty Insurance Company

FHLMC—Federal Home Loan Mortgage Corp.

G.O.—General Obligation

HUF—Hungarian Forint

JPY— Japanese Yen

MTN— Medium Term Note

NOK—Norwegian Krone

NR—Not rated by Moody’s or Standard & Poor’s

PIK—Payment-In-Kind

PLN—Polish Zloty

TBA—To Be Announced Security

#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
†	The ratings reflected are as of January 31, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or portion of security segregated as collateral for financial futures contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $14,375,868; cash collateral of $14,758,951 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Standard & Poor’s rating.
(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(g)	Indicates securities that have been deemed illiquid.

(h)	Variable rate instrument.
(i)	Indicates a restricted security; the aggregate cost of such securities is $250,000. The aggregate value of $182,948 is approximately 0.1% of net assets.
(j)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(k)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(l)	Prerefunded security is secured by escrowed cash and/or U.S. government guaranteed obligations.
(m)	As of January 31, 2009, 1 security representing $162,380 and 0.0% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(n)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$541,207,736	$4,884,507	$(59,611,717)	$(54,727,210)

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts and swaps as follows:

Open futures contracts outstanding at January 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2009	Unrealized Appreciation/ (Depreciation)
	Long Positions:
8	Euro Bond	Mar. 2009	$1,271,115	$1,253,454	$(17,661)
6	Long U.K. Gilt	Mar. 2009	1,008,812	1,020,984	12,172
55	U.S. Long Bond	Mar. 2009	6,949,178	6,968,672	19,494
12	U.S. Treasury 2 Yr. Note	Mar. 2009	2,616,015	2,611,500	(4,515)
62	U.S. Treasury 5 Yr. Note	Mar. 2009	7,332,143	7,326,657	(5,486)
173	U.S. Treasury 10 Yr. Note	Mar. 2009	20,643,643	21,222,234	578,591

					$582,595

Forward Foreign currency exchange contracts outstanding at January 31, 2009:

Foreign Currency Contracts		Contracts to Deliver	Payable at Settlement Date	Value at January 31, 2009	Unrealized Appreciation/ (Depreciation)
Purchased:
Norwegian Krone expiring 2/20/09	NOK	2,184,306	$319,600	$315,080	$(4,520)

Sold:
Australian Dollar expiring 2/19/09	AUD	790,424	527,388	501,551	25,837
Euro expiring 2/23/09	EUR	39,382	50,681	50,408	273
Hungarian Forint expiring 2/20/09	HUF	232,557,917	1,050,020	996,901	53,119
Japanese Yen expiring 2/23/09	JPY	6,848,088	77,182	76,259	923
Polish Zloty expiring 2/20/09	PLN	3,161,657	938,376	906,160	32,216

					112,368

					$107,848

Interest rate swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.(a)	10/10/2013	$2,155	3.78448%	3 month LIBOR	$156,588
Citibank, NA(a)	10/20/2013	2,155	4.05924%	3 month LIBOR	184,866
Citibank, NA(b)	1/20/2014	1,065	1.96831%	3 month LIBOR	23,561
Deutsche Bank AG(b)	8/15/2015	1,080	3.71198%	3 month LIBOR	(69,357)
Deutsche Bank AG(b)	5/15/2016	390	4.49000%	3 month LIBOR	(45,771)
Merrill Lynch Capital Services, Inc.(b)	5/15/2016	2,155	4.39706%	3 month LIBOR	(239,394)

					$10,493

(a)	The Portfolio pays the floating rate and receives the fixed rate.
(b)	The Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at January 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)		Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Buy Protection(1):
Morgan Stanley Capital Services, Inc.	9/20/2012		$2,500	1.70%	CIT Group, Inc.,	$411,294
					7.75%, due 4/2/12
Morgan Stanley Capital Services, Inc.	6/20/2013	EUR	1,300	1.65%	Itraxx Euro,	45,382
					zero coupon, due 6/20/13
Goldman Sachs International	3/20/2014		1,250	0.70%	Duke Energy Corp.	(6,808)
					5.65%, due 6/15/13
Goldman Sachs International	3/20/2014		2,000	5.30%	International Paper Co.	103,863
					5.30%, due 4/1/15
Goldman Sachs International	3/20/2014		1,250	6.60%	Simon Property Group LP	(42,823)
					5.25%, due 12/1/16
JPMorgan Chase Bank	6/20/2016		1,250	1.50%	Embarq Corp.	(24,886)
					7.082%, due 6/1/16
Merrill Lynch Capital Services, Inc.	9/20/2016		2,425	1.73%	Tyson Foods, Inc.,	254,400
					6.60%, due 4/1/16
Deutsche Bank AG	3/20/2018		1,300	3.70%	American International Group	32,959
					6.25%, due 5/1/36
Barclays Bank PLC	9/25/2035		1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005 -3, Class M9,	934,116
					7.02%, due 9/25/35
Citibank, NA	3/25/2035		523	3.00%	Centex Home Equity, Ser. 2005-B, Class B	276,959
					4.485%, due 3/25/35
Citibank, NA	1/25/2035		506	3.00%	Morgan Stanley Capital, Inc., Ser. 2005-HE2, Class B3	317,598
					5.035%, due 1/25/35
Citibank, NA	1/25/2035		512	3.00%	Morgan Stanley Capital, Inc., Ser. 2005-HE2, Class B2	321,758
					4.435%, due 1/25/35
Morgan Stanley Capital Services, Inc.	5/25/2036		2,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8,	1,983,719
					7.57%, due 5/25/36

						$4,607,531

Counterparty	Termination Date	Implied Credit Spread at January 31, 2009(3)	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Sell Protection(2):

Morgan Stanley Capital Services, Inc.	6/20/2009	1.425%	$333	0.82%	Covidien Ltd.,(5) 6.00%, due 10/15/17	$(2,019)	$(781)	$(1,238)
Morgan Stanley Capital Services, Inc.	6/20/2009	1.425%	333	0.82%	Tyco Electronics Ltd.,(5) 6.00%, due 10/1/12	(2,019)	(781)	(1,238)
Morgan Stanley Capital Services, Inc.	6/20/2009	1.425%	333	0.82%	Tyco International Group SA,(5) 6.00%, due 11/15/13	(2,019)	(781)	(1,238)
Morgan Stanley Capital Services, Inc.	6/20/2009	17.551%	1,100	1.90%	Texas Competitive Electric Holdings, Inc., LLC, 6.235%, due 10/10/14	(60,328)	—	(60,328)
Deutsche Bank AG	3/20/2010	15.106%	1,000	5.00%	ArcelorMittal 6.125%, due 6/1/18	37,909	67,636	(29,727)
Morgan Stanley Capital Services, Inc.	12/20/2014	16.779%	1,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	(673,712)	—	(673,712)

						$(702,188)	$65,293	(767,481)

								$3,840,050

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

#	Notional amount is shown in U.S. dollars unless otherwise stated.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount up to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	As a result of a spin off from Tyco International Ltd., prior to October 31, 2007 and in accordance with ISDA rule, the split of the company caused a three way split in the credit default swap contract.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$77,035,625	$582,595
Level 2 – Other Significant Observable (Long)	409,282,521	184,571
Level 2 – Other Significant Observable (Short)	(33,610,308)	—
Level 3 – Significant Unobservable Inputs	162,380	3,773,820

Total	$452,870,218	$4,540,986

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 10/31/08	$212,690	$3,638,558
Realized gain (loss)	196	*
Change in unrealized appreciation (depreciation)	(3,011)	135,262
Net purchases (sales)	(47,495)	—
Transfers in and/or out of Level 3	—	—

Balance as of 1/31/09	$162,380	$3,773,820

*	The realized loss incurred during the period for other financial instruments was $27,808.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Short Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Taxable Money Market Series (the “Portfolio”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 31, 2009

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 31, 2009

*	Print the name and title of each signing officer under his or her signature.